Fair value measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Fair value measurement

25.	Fair value measurement
Assets and liabilities that are measured at fair value on a recurring basis
The following table shows the fair value hierarchy, based on observable and unobservable inputs, for financial assets and liabilities measured at fair value on a recurring basis:

		At December 31,
		2025				2024
(€ million)	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial securities and equity instruments measured at FVOCI	13	108	—	289	397	119	29	267	415
Financial securities and equity instruments measured at FVPL	13	1,110	4	351	1,465	1,205	—	655	1,860
Derivative financial assets	17	—	303	1	304	—	380	—	380
Derivative operating assets	17	—	397	9	406	—	273	—	273
Collateral deposits	13	20	—	—	20	53	—	—	53
Receivables from financing activities	16	—	—	3	3	—	—	—	—
Trade receivables	16	—	4	—	4	—	27	—	27
Other receivables	16	—	—	—	—	—	—	66	66
Money market securities	18	13,191	—	—	13,191	19,127	—	—	19,127
Total Assets		14,429	708	653	15,790	20,504	709	988	22,201
Derivative financial liabilities	17	—	36	—	36	—	24	—	24
Derivative operating liabilities	17	—	177	—	177	—	656	1	657
Total Liabilities		—	213	—	213	—	680	1	681
The fair value of derivative financial assets and liabilities was measured by taking into consideration market parameters at the balance sheet date and using valuation techniques widely accepted in the financial business environment, as described below:
•the fair value of forward contracts, swaps and options hedging currency risk was determined by using valuation techniques common in the financial markets and taking market parameters at the balance sheet date
(in particular, exchange rates, interest rates and volatility rates);
•the fair value of interest rate swaps and forward rate agreements was determined by taking the prevailing interest rates at the balance sheet date and using the discounted expected cash flow method;
•the fair value of combined interest rate and currency swaps was determined using the exchange and interest rates prevailing at the balance sheet date and the discounted expected cash flow method; and
•the fair value of swaps and options hedging commodity price risk was determined by using valuation techniques common in the financial markets and taking market parameters at the balance sheet date (in particular, underlying prices, interest rates and volatility rates).
The fair value of money market securities was also based on available market quotations.
The fair value of Receivables from financing activities, which are classified in Level 3 of the fair value hierarchy, was estimated using discounted cash flow models. The most significant inputs used in this measurement were market discount rates that reflected conditions applied in various reference markets on receivables with similar characteristics, adjusted in order to take into account the credit risk of each counterparty.
The fair value of Other receivables is classified in Level 3 of the fair value hierarchy and was estimated using discounted cash flow models. The most significant inputs used in this measurement were market discount rates.
For assets and liabilities recognized in the financial statements at fair value on a recurring basis, the Company determined whether transfers occurred between levels in the hierarchy by re-assessing categorization at the end of each reporting period.
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

(€ million)	Receivables from financing activities	Financial securities	Derivative financial assets/ (liabilities)	Other receivables
At January 1, 2025	—	922	(1)	66
Gains/(Losses) recognized in Consolidated Income Statement	—	(97)	—	—
Gains/(Losses) recognized in Other comprehensive income	—	(31)	10	—
Issues/Settlements	3	—	—	(66)
Purchases/Sales	—	(145)	—	—
Transfers (to)/from other levels	—	(9)	1	—
At December 31, 2025	3	640	10	—

(€ million)	Receivables from financing activities	Financial securities	Derivative financial assets/ (liabilities)	Other receivables
At January 1, 2024	117	1,165	(40)	76
Change in scope of consolidation	—	(7)	—	—
Gains/(Losses) recognized in Consolidated Income Statement	—	(34)	—	(10)
Gains/(Losses) recognized in Other comprehensive income	—	(26)	39	—
Issues/Settlements	(117)	—	—	—
Purchases/Sales	—	(176)	—	—
At December 31, 2024	—	922	(1)	66
The gains/(losses) included in the Consolidated Income Statements were recognized within Net financial expenses/(income). Of the total gains/(losses) recognized in Other comprehensive income, €10 million were recognized within Cash flow reserves (€39 million at December 31, 2024), €74 million were recognized within
Currency translation differences (€(11) million at December 31, 2024) and €43 million were recognized within
Gains and losses from remeasurement of financial assets (€(15) million at December 31, 2024).
Assets and liabilities not measured at fair value on recurring basis
The carrying value of debt securities measured at amortized cost, current receivables and payables was a reasonable approximation of fair value as the present value of future cash flows did not differ significantly from the carrying amount.
The carrying value of Cash at banks and Other cash equivalents usually approximated fair value due to the short maturity of these instruments (refer to Note 18, Cash and cash equivalents for additional information).
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2025		2024
(€ million)	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
Dealer financing		3,084	3,095	2,330	2,329
Retail financing		10,703	10,096	8,494	7,855
Finance lease		540	522	299	325
Other receivables from financing activities		1,401	1,360	1,408	1,499
Total Receivables from financing activities(1)	16	15,728	15,073	12,531	12,008

Asset-backed financing		15,479	15,331	10,016	10,037
Notes		23,201	22,698	19,117	18,302
Borrowings from banks & Other debt		4,813	4,823	5,538	5,539
Total Debt, excluding Lease liabilities	22	43,493	42,852	34,671	33,878
(1) Amount excludes receivables measured at FVPL
The carrying values of financial securities and financial receivables measured at amortized cost were considered to be reasonable approximations of their fair values, as the present values of future cash flows did not differ materially from the respective carrying amounts. Refer to Note 13, Financial assets for additional information.
Notes that were traded in active markets for which close or last trade pricing was available are classified within
Level 1 of the fair value hierarchy. Notes for which such prices were not available were valued at the last available price or based on quotes received from independent pricing services or from dealers who trade in such securities and are categorized as Level 2. At December 31, 2025, €22,381 million and €317 million of notes were classified within Level 1 and Level 2, respectively. At December 31, 2024, €17,985 million of notes were classified within Level 1 and €317 million of notes were classified within Level 2.
The fair value of Borrowings from banks and Other debt included in Level 2 of the fair value hierarchy was estimated using discounted cash flow models. The main inputs used were year-end market interest rates, adjusted for market expectations of the Company’s non-performance risk implied in quoted prices of traded securities issued by the Company and existing credit derivatives on Company liabilities. The fair value of
Borrowings from banks and Other debt that requires significant adjustment using unobservable inputs is categorized within Level 3. At December 31, 2025, €4,465 million and €358 million of Borrowings from banks and Other Debt was classified within Level 2 and Level 3, respectively. At December 31, 2024, €5,209 million and €330 million of Borrowings from banks and Other Debt were classified within Level 2 and Level 3, respectively.